Financial Instruments and Financial Risk Management (Tables)	12 Months Ended
Mar. 31, 2026
Financial Instruments and Financial Risk Management [Abstract]
Schedule of Carrying Value of the Financial Instruments

The table below presents the carrying value of the Company’s financial instruments:

	Level 1	Level 2	Level 3	Total
Digital Assets	389,758	-	-	389,758
Derivative warrant liabilities – public warrants	215,476	-	-	215,476
Balance, March 31, 2026	605,234	-	-	605,234

	Level 1	Level 2	Level 3	Total
Investment in Psyence Labs Ltd	-	745,000	-	745,000
Derivative warrant liabilities – public warrants	200,096	-	-	200,096
Balance, March 31, 2025	200,096	745,000	-	945,096

Schedule of Maturity of the Contractual Obligations

The following table set forth the maturity of the contractual obligations as at March 31, 2026 and after:

	Carrying Amount	Contractual Cash Flows	Less than 1 year	Between 1 and 3 years
Accounts payable & accrued liabilities	407,714	407,714	407,714	-
Total contractual obligations	407,714	407,714	407,714	-